Retirement Plans - Allocation of Plan Assets, Pension Plan (Detail) - Pension Benefits - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	$ 2,480	$ 2,251
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	82	80
Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	636	595
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	1,062	802
Derivatives and Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	1	0
Investments Measurement at NAV as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	699	774
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	688	645
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	52	50
Fair Value, Inputs, Level 1 | Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	636	595
Fair Value, Inputs, Level 1 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	0
Fair Value, Inputs, Level 1 | Derivatives and Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	0
Fair Value, Inputs, Level 1 | Investments Measurement at NAV as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	1,093	832
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	30	30
Fair Value, Inputs, Level 2 | Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	0	0
Fair Value, Inputs, Level 2 | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	1,062	802
Fair Value, Inputs, Level 2 | Derivatives and Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	1	0
Fair Value, Inputs, Level 2 | Investments Measurement at NAV as a Practical Expedient
Defined Benefit Plan Disclosure [Line Items]
Fair value of the company's benefit plan assets	$ 0	$ 0